FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [abstract]
Disclosure of credit risk exposure [text block]
The Company’s maximum exposure to credit risk is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Credit risk exposure
Cash and cash equivalents	216.2	185.9
Trade receivables	27.1	37.1
Gold price option contracts	-	17.6
Copper forward contracts	-	0.3
Total financial instrument exposure to credit risk	243.3	240.9

Analysis of age of financial assets that are past due but not impaired [text block]
The aging of trade and other receivables is as follows:

	As at December 31
(in millions of U.S. dollars)	0-30 days	31-60 days	61-90 days	91-120 days	Over 120 days	2017 Total	2016 Total
Aging trade and other receivables
Rainy River	6.0	4.8	6.1	-	0.4	17.3	5.2
New Afton	(2.3)	3.7	-	-	-	1.4	22.5
Mesquite	0.2	-	-	-	0.5	0.7	0.2
Peak Mines(1)	-	-	-	-	-	-	1.3
Cerro San Pedro	4.3	0.5	0.5	0.5	0.5	6.3	5.5
Blackwater	0.4	-	-	-	-	0.4	0.3
Corporate	1.0	-	-	-	-	1.0	2.1
Total trade and other receivables	9.6	9.0	6.6	0.5	1.4	27.1	37.1
1.	Trade and other receivables as at December 31, 2017 are presented excluding sales generated from Peak Mines, which has been classified as a discontinued operation for the year ended December 31, 2017.

Disclosure of detailed information about contractual maturities of debt commitments [text block]
The following table shows the contractual maturities of debt commitments. The amounts presented represent the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

As at December 31
(in millions of U.S. dollars)	< 1 year	1-3 years	4-5 years	After 5 years	2017 Total	2016 Total
Debt commitments
Trade and other payables	153.7	-	-	-	153.7	169.2
Long-term debt	-	230.0	500.0	300.0	1,030.0	900.0
Interest payable on long-term debt	43.5	100.8	100.8	47.8	292.9	252.5
Gold stream obligation	24.7	52.4	54.8	158.6	290.5	277.7
Total debt commitments	221.9	383.2	655.6	506.4	1,767.1	1,599.5

Disclosure of detailed information about currencies of financial instruments and other foreign currency denominated liabilities [text block]
The currencies of the Company’s financial instruments and other foreign currency denominated liabilities, based on notional amounts, were as follows:

As at December 31, 2017
(in millions of U.S. dollars)	CAD	AUD	MXN
Exposure to currency risk
Cash and cash equivalents	16.6	5.9	1.5
Trade and other receivables	19.5	-	6.2
Income tax receivable	0.4	-	4.2
Deferred tax asset	130.5	-	-
Trade and other payables	(141.6)	-	(11.5)
Deferred tax liability	(183.9)	-	(0.1)
Reclamation and closure cost obligations	(84.6)	-	(11.7)
Performance share units and restricted share units	(2.6)	-	-
Total exposure to currency risk	(245.7)	5.9	(11.4)

As at December 31, 2016
(in millions of U.S. dollars)	CAD	AUD	MXN
Exposure to currency risk
Cash and cash equivalents	95.3	4.6	1.2
Trade and other receivables	8.0	0.5	5.5
Income tax (payable) receivable	(1.1)	(4.5)	3.1
Deferred tax asset	173.3	14.0	0.9
Trade and other payables	(118.3)	(12.0)	(16.2)
Deferred tax liability	(321.1)	(26.1)	(0.5)
Reclamation and closure cost obligations	(36.5)	(13.6)	(12.2)
Warrants	(1.3)	-	-
Employee benefits	(1.1)	(7.9)	-
Restricted share units	(2.8)	-	-
Total exposure to currency risk	(205.6)	(45.0)	(18.2)

Disclosure of detailed information about changes in foreign exchange rates [text block]
A 10% strengthening (weakening) of the U.S. dollar against the following currencies would have decreased (increased) the Company’s net loss from the financial instruments presented by the amounts shown below.

	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Impact of 10% change in foreign exchange rates
Canadian dollar	24.6	20.5
Australian dollar	(0.6)	4.6
Mexican peso	1.1	1.8

Disclosure of detailed information about change in commodity prices [text block]
A 10% change in commodity prices would impact the Company’s net earnings before taxes and other comprehensive income before taxes as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
(in millions of U.S. dollars)	Net Earnings	Other Comprehensive Income	Net Earnings	Other Comprehensive Income
Impact of 10% change in commodity prices
Gold price	52.5	-	47.4	-
Copper price	9.0	-	22.1	-
Silver price	1.1	-	1.4	-
Fuel price	4.6	0.3	3.5	0.1